Foreign exchange variations, net (Tables)	12 Months Ended
Dec. 31, 2022
Foreign Exchange Variations Net
Schedule of foreign exchange variations

	2022	2021	2020
Income
Loans and financing (i)	47,552	215,262	-
Suppliers	34,586	13,190	15,981
Swap	28,006	275,836	305,012
Other	30,923	16,640	43,155
	141,067	520,928	364,148
Expenses
Loans and financing (i)	(27,984)	(275,724)	(305,010)
Suppliers	(21,109)	(20,061)	(46,112)
Swap (ii)	(47,460)	(215,262)	-
Other	(39,507)	(9,222)	(19,991)
	(136,060)	(520,269)	(371,113)

Foreign exchange variations, net	5,007	659	(6,965)